Other Intangible Assets - Schedule of Amortisation and Impairment Losses, Net of Reversals (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	£ 1,103	£ 902	£ 934
Impairment of intangible assets, net of reversals	126	134	£ 690
Cost of sales [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	781	593
Impairment of intangible assets, net of reversals	34	69
Selling general and administrative expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	163	178
Impairment of intangible assets, net of reversals	43	19
Research and development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	159	131
Impairment of intangible assets, net of reversals	£ 49	£ 46